UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Farrell
Title:     Chief Compliance Officer
Phone:     212-332-1911

Signature, Place, and Date of Signing:

 /s/      Mark Farrell     New York, NY     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $383,182 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO COML REAL EST FIN INC   COM              03762U105      487    30000 SH       SOLE                    30000        0        0
ARES CAP CORP                  COM              04010L103     1313    75000 SH       SOLE                    75000        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      374    15000 SH       SOLE                    15000        0        0
COLONY FINL INC                COM              19624R106    28256  1449000 SH       SOLE                  1449000        0        0
DIGITALGLOBE INC               COM NEW          25389M877    37149  1520000 SH       SOLE                  1520000        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      370    10000 SH       SOLE                    10000        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100      227     5000 SH       SOLE                     5000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    10157   297000 SH       SOLE                   297000        0        0
GENERAL MTRS CO                COM              37045V100    13262   460000 SH       SOLE                   460000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    16677  1025000 SH       SOLE                  1025000        0        0
ISHARES TR                     HIGH YLD CORP    464288513      545     5836 SH       SOLE                     5836        0        0
ISHARES TR                     RUSSELL 2000     464287655   108770  1290000 SH  PUT  SOLE                  1290000        0        0
ISHARES TR                     RUSSELL 2000     464287655       22      265 SH       SOLE                      265        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119    10045  2657500 SH  CALL SOLE                  2657500        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304      881    37000 SH       SOLE                    37000        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100     1057    30000 SH       SOLE                    30000        0        0
LINNCO LLC                     COMSHS LTD INT   535782106    17697   489688 SH       SOLE                   489688        0        0
LRR ENERGY LP                  COM              50214A104      244    14200 SH       SOLE                    14200        0        0
MEMORIAL PRODTN PARTNERS LP    COM U REP LTD    586048100      714    40000 SH       SOLE                    40000        0        0
MONSTER BEVERAGE CORP          COM              611740101     8032   152000 SH       SOLE                   152000        0        0
NEW MTN FIN CORP               COM              647551100     1043    70000 SH       SOLE                    70000        0        0
NICE SYS LTD                   SPONSORED ADR    653656108    13727   410000 SH       SOLE                   410000        0        0
NUVEEN FLOATING RATE INCOME    COM              67072T108      173    14228 SH       SOLE                    14228        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201      455    10000 SH       SOLE                    10000        0        0
PENNANTPARK INVT CORP          COM              708062104      528    48000 SH       SOLE                    48000        0        0
SAFEWAY INC                    COM NEW          786514208     4523   250000 SH  CALL SOLE                   250000        0        0
SAFEWAY INC                    COM NEW          786514208    20532  1135000 SH       SOLE                  1135000        0        0
SNAP ON INC                    COM              833034101    13231   167500 SH       SOLE                   167500        0        0
SUNCOKE ENERGY INC             COM              86722A103     6529   418771 SH       SOLE                   418771        0        0
SUSSER PETE PARTNERS LP        COM U REP LP     869239103      432    17179 SH       SOLE                    17179        0        0
THL CR INC                     COM              872438106      813    55000 SH       SOLE                    55000        0        0
VANGUARD NATURAL RESOURCES L   COM UNIT         92205F106      975    37500 SH       SOLE                    37500        0        0
VERIFONE SYS INC               COM              92342Y109     8310   280000 SH       SOLE                   280000        0        0
VERINT SYS INC                 COM              92343X100    18937   645000 SH       SOLE                   645000        0        0
VERISIGN INC                   COM              92343E102    12139   312700 SH       SOLE                   312700        0        0
W P CAREY INC                  COM              92936U109    24511   470000 SH       SOLE                   470000        0        0
ZAZA ENERGY CORP               COM              98919T100       45    22000 SH       SOLE                    22000        0        0